INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
INCOME TAXES

5. Income Taxes

The Company only files tax return in Poland in which it operates.

Poland

Under the Polish tax system, the standard corporate income tax rate is 19%. A preferential corporate income tax rate of 9% applies to small taxpayers whose annual revenue does not exceed Euro 2 million in a given tax year, excluding capital gains. A further preferential intellectual property box tax rate of 5% is available for qualifying income derived from eligible intellectual property rights, including software copyrights, patents, utility models, and industrial designs, subject to qualifying research and development activities and the nexus ratio requirements. The Company assesses its eligibility for preferential tax rates and applicable tax incentives at each reporting date. The Company does not subject to preferential tax rate for the years ended December 31, 2024 and 2025 as the historical profit is over Euro 2 million.

The Company files corporate income tax returns with the Polish tax authorities, primarily the National Revenue Administration (Krajowa Administracja Skarbowa). The Company is subject to corporate income tax examinations by the relevant Polish tax authorities. Under Polish tax regulations, the statute of limitations for tax assessments is generally five years from the end of the calendar year in which the deadline for the payment of the tax expired. As of December 31, 2025, in the Polish tax jurisdiction, the Company’s tax returns for the tax years ended December 31, 2020 through 2025 remain subject to examination by the tax authorities.

For the years ended December 31,
	2025	2024
	US$	US$
Current tax expense	—	—
Deferred tax expense	—	—
Income tax expenses	—	—

A reconciliation of the income tax expense determined at the Poland statutory income tax rate to the Company’s actual income tax expense is as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
Income/(loss) before income tax expense	110,132	(502,769)
Statutory income tax rate	19%	19%
Income tax at Poland statutory income tax rate	20,925	(95,526)
Tax effect of non-taxable items	1,160	14
Tax effect of waived interest payable to related parties	13,764	—
Tax effect of non-deductible offering expenses	19,000	—
Change in valuation allowance of deferred tax assets	(54,849)	95,512
Income tax expense	—	—
Effective income tax rate	0%	0%

The Company’s deferred tax assets at December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
	US$	US$
Deferred tax assets
Net operating loss carried forward	47,441	87,249
Other temporary differences	3,940	5,438
Total deferred tax assets	51,381	92,687
Less, valuation allowance	(51,381)	(92,687)
Deferred tax assets, net	—	—

The movement of the Company’s deferred tax valuation allowance for the years ended December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
	US$	US$
Balance at beginning of the year	92,687	—
Addition of valuation allowance	—	95,512
Reversal of valuation allowance	(54,849)	—
Foreign exchange translation adjustment	13,543	(2,825)
Balance at end of the year	51,381	92,687

Under Article 7(5) of the Polish CIT Act, tax losses incurred in a given tax year may be carried forward and utilized to offset taxable income from the same source over the next five consecutive tax years. Taxpayers have the option to either deduct up to 50% of the original loss in any single year, or utilize a one-time deduction of up to PLN 5 million (US$1.33 million) from the income of one of the five subsequent years, with any remaining balance capped at 50% per year. As of December 31, 2025, the net operating loss carried forward is PLN899,279 (US$249,689).

For the years ended December 31, 2025 and 2024, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2025 or 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Kukugan Invest [Member]
INCOME TAXES

6. Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a Cayman Islands exempted company. Under Cayman law, no income tax, capital gains tax, or withholding tax is levied on the Company’s income or distributions to shareholders. The statutory income tax rate is 0% for offshore operations. The Company complies with Cayman economic substance requirements.

Poland

The Company’s subsidiary, CADV, was incorporated in the Republic of Poland and is subject to enterprise income tax on its taxable income as determined under Poland tax laws and accounting standards at a statutory tax rate of 19%. A preferential corporate income tax rate of 9% applies to small taxpayers whose annual revenue does not exceed Euro 2 million in a given tax year, excluding capital gains. A further preferential intellectual property box tax rate of 5% is available for qualifying income derived from eligible intellectual property rights, including software copyrights, patents, utility models, and industrial designs, subject to qualifying research and development activities and the nexus ratio requirements. CADV assesses its eligibility for preferential tax rates and applicable tax incentives at each reporting date. CADV does not subject to preferential tax rate for the Six months ended June 30, 2025 and 2026 as the historical profit is over Euro 2 million.

CADV files corporate income tax returns with the Polish tax authorities, primarily the National Revenue Administration (Krajowa Administracja Skarbowa). The Company is subject to corporate income tax examinations by the relevant Polish tax authorities. Under Polish tax regulations, the statute of limitations for tax assessments is generally five years from the end of the calendar year in which the deadline for the payment of the tax expired. As of June 30, 2026, in the Polish tax jurisdiction, CADV’s tax returns for the tax years ended December 31, 2020 through 2025 remain subject to examination by the tax authorities.

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5	For the six months ended June 30
	2026	2026	2025
	US$	US$	US$
Current tax expense	—	—	—
Deferred tax expense	—	—	—
Income tax expenses	—	—	—

All the Group’s operation is conducted through its subsidiary, CADV, therefore the profit/loss before tax is entirely generated from the Republic of Poland. A reconciliation of the income tax expense determined at the Poland statutory income tax rate to the Company’s actual income tax expense is as follows:

	Successor		Predecessor
	For the period from January 6 through June 30,		For the period from January 1 through 5,		For the six months ended June 30,
	2026		2026		2025
	US$		US$		US$
(Loss) income before income tax expense	(105,668)	100%	(333)	100%	190,748	100%
Statutory income tax rate	19%		19%		19%
Income tax at Poland statutory income tax rate	(20,077)	19%	(63)	19%	36,242	19%
Tax effect of non-deductible items	386	0.4%	—	—	60	0.03%
Tax effect of non-deductible IPO expenses	28,135	26.6%	—	—	—	—
Change in valuation allowance of deferred tax assets	(8,445)	(8.0)%	63	19%	(36,302)	(19)%
Income tax expense	—	—	—	—	—	—
Effective income tax rate	0%		0%		0%

The Group’s deferred tax assets at June 30, 2026 and December 31, 2025 were as follows:

	Successor	Predecessor
	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Deferred tax assets
Net operating loss carried forward	33,716	47,441
Other temporary differences	6,809	3,940
Total deferred tax assets	40,525	51,381
Less, valuation allowance	(40,525)	(51,381)
Deferred tax assets, net	—	—

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The valuation allowance is considered on an individual entity basis. As of December 31, 2025 (Predecessor) and June 30, 2026 (Successor), based upon the projections for future taxable income over the periods in which the deferred tax assets are recoverable, the Group believes that it is more-likely-than-not that it will be unable to generate sufficient taxable income in the near future and to realize the deferred tax assets carried forwards. Accordingly, as of December 31, 2025 (Predecessor) and June 30, 2026 (Successor), valuation allowance of US$51,381 and US$40,525 had been made, respectively.

The movement of the Group’s deferred tax valuation allowance for the Successor period from January 6 through June 30, 2026 and for the Predecessor periods from January 1 through 5, 2026 and for the six months ended June 30, 2025 were as follows:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through January 5,	For the six months ended June 30,
	2026	2026	2025
	US$	US$	US$
Balance at beginning of the period	51,420	51,381	92,687
Addition of valuation allowance	—	63	—
Reversal of valuation allowance	(8,445)	—	(36,302)
Foreign exchange translation adjustment	(2,450)	(24)	4,587
Balance at end of the period	40,525	51,420	60,972

Under Article 7(5) of the Polish CIT Act, tax losses incurred in a given tax year may be carried forward and utilized to offset taxable income from the same source over the next five consecutive tax years. Taxpayers have the option to either deduct up to 50% of the original loss in any single year, or utilize a one-time deduction of up to PLN 5 million (US$1.33 million) from the income of one of the five subsequent years, with any remaining balance capped at 50% per year. As of June 30, 2026, the net operating loss carried forward is PLN669,140 (US$177,453).

For the Successor period from January 6 through June 30, 2026 and the Predecessor periods from January 1 through January 5, 2026 and the six months ended June 30, 2025, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2025 or June 30, 2026. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.